Subsequent Event - Additional Information (Detail) - Major ordinary share transactions [member] - Issued capital [member] ¥ in Millions	11 Months Ended
Mar. 31, 2024 JPY (¥) shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares to be acquired | shares	180,000,000
Percentage of shares to be acquired	3.70%
Amount of shares to be acquired | ¥	¥ 300,000